Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	First Business Financial Services, Inc.
Entity Central Index Key	0001521951
Entity Emerging Growth Company	false
Entity File Number	001-34095
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-1576570
Entity Address, Address Line One	401 Charmany Drive
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53719
City Area Code	608
Local Phone Number	238-8008
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FBIZ
Security Exchange Name	NASDAQ